Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventories
Raw materials and merchandise	€ 4,220	€ 4,109
Work in progress	9,465	8,350
Total	€ 13,685	€ 12,459